Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 EUR (€) Subsidiary Reporting_Unit
Summary Of Significant Accounting Policies [Line Items]
Business acquisition asset and liability valuation period	1 year
Business acquisition asset and liability valuation period	less than three months
Short-term investments comprise GICs with maturities	one-year or less at the date of investment
Joint venture ownership interest percentage	50.00%
Number of reporting unit | Reporting_Unit	3
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Service contracts period	1 year
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Service contracts period	5 years
Restricted Short-term Investments [member]
Summary Of Significant Accounting Policies [Line Items]
Debt instrument collateral amount guaranteed by bank | €	€ 2,940,000
Debt maturity date	Mar. 28, 2018
Maturity date description	The bank guarantees total 2,940,000 Euros and are valid until March 28, 2018. They shall automatically be extended by periods of one year unless either party informs the other party at least sixty days before the current expiry date that they elect not to extend the bank guarantee.
Xuzhou-PAT Control Technologies Limited [Member]
Summary Of Significant Accounting Policies [Line Items]
Number Of Subsidiaries | Subsidiary	1
Joint venture ownership interest percentage	50.00%